Segment Reporting - Segment Results as Presented in Consolidated Financial Statements (Parenthetical) (Detail) (USD $)	12 Months Ended				4 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Voyageur Spirit [Member]	Dec. 31, 2013 Voyageur Spirit [Member] Indemnification Agreement [Member]	Dec. 31, 2013 Voyageur Spirit [Member] Indemnification Agreement [Member]
Segment Reporting Information [Line Items]
Amount of charter rate being forgone	$ 56,682,000	$ 56,989,000	$ 74,478,000	$ 29,200,000		$ 29,200,000
Indeminification of revenue loss					$ 2,100,000	$ 3,600,000